Nature of Operations and Basis of Presentation	12 Months Ended
Jun. 29, 2013
Nature of Operations and Basis of Presentation
Nature of Operations and Basis of Presentation

Nature of Operations
The Hillshire Brands Company (corporation, company or Hillshire Brands) is a U.S.-based company that primarily focuses on meat and meat-centric food products. The company's principal product lines are branded packaged meat products and frozen bakery products. Sales are made in both the retail channel, to supermarkets, warehouse clubs and national chains, and the foodservice channel.
The relative importance of each of the company's business segments over the past three years, as measured by sales and operating segment income, is presented in Note 19 - Business Segment Information, of these financial statements.

Basis of Presentation
The Consolidated Financial Statements include the accounts of the company and all subsidiaries where we have a controlling financial interest. The consolidated financial statements include the accounts of a variable interest entity (VIE) for which the company is deemed the primary beneficiary. The results of companies acquired or disposed of during the year are included in the consolidated financial statements from the effective date of acquisition, or up to the date of disposal. All significant intercompany balances and transactions have been eliminated in consolidation.
The fiscal year ends on the Saturday closest to June 30. Fiscal 2013, 2012 and 2011 were 52-week years. Unless otherwise stated, references to years relate to fiscal years.
Discontinued Operations The Australian bakery business is reported as discontinued operations beginning in 2013. The results of the international coffee and tea, North American foodservice beverage, European bakery, North American fresh bakery, North American refrigerated dough, and international household and body care businesses had previously been reported as discontinued operations in the company's 2012 annual report. The results of operations of these businesses through the date of disposition are presented as discontinued operations in the Consolidated Statements of Income for all periods presented. For business dispositions completed prior to 2013, the assets and liabilities of discontinued operations, prior to disposition, were aggregated and reported on separate lines of the Consolidated Balance Sheets.

Financial Statement Corrections During 2013, the company corrected certain balance sheet accounts as well as SG&A and income tax expense in the income statement related to continuing operations for errors that included the understatement of an asset for deposits held as collateral by insurance companies and the understatement of non-current deferred tax assets related to an employee benefit plan. It also corrected certain errors related to the tax provisions associated with the operating results for discontinued operations and the gain/loss on sale of discontinued operations. For the full year 2013, the correction of these errors increased income for continuing operations by $9.5 million pretax ($8.3 million after tax) and net income by $11.0 million. The company evaluated these errors in relation to the period in which they were corrected, as well as the periods in which they originated, and concluded that these errors did not materially misstate the 2013 financial statements or any previously issued financial statements.